Fair Value of Financial Instruments - Financial liabilities measured at fair value on a recurring basis (Details) - Recurring - Notes payable to sellers - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financial liabilities measured at fair value on a recurring basis
Contingent consideration	$ 12,266	$ 1,257
Level 3
Financial liabilities measured at fair value on a recurring basis
Contingent consideration	$ 12,266	$ 1,257